Right-of-use assets (Narrative) (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Deposit	$ 28,806	$ 26,076	$ 23,604
Current lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Deposit	$ 33,726